Leases - Schedule of Amounts Recognized in Profit or Loss in Relation to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Interest on lease liabilities	$ 83	$ 133	$ 158
Depreciation charge of right-of-use assets	984	1,090	951
Total amount recognized in profit or loss	$ 1,067	$ 1,223	$ 1,109